CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 3,450	$ 4,127
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	817	21
Accrued severance pay	168	20
Stock-based compensation	17
Deferred tax		(3,010)
Increase in trade receivables, net	(7,334)	(860)
Decrease (increase) in other accounts receivable and prepaid expenses	1,366	(361)
Increase in inventories, net	(342)	(49)
Increase (decrease) in trade payables	781	(4)
Increase in employees and payroll accruals	542	186
Increase (decrease) in accrued expenses and other liabilities	(1,667)	176
Net cash provided by (used in) operating activities	(2,202)	246
Cash flows from investing activities:
Purchase of property and equipment	(168)	(76)
Decrease in severance pay fund	(55)	(7)
Liability for future earn-out	(230)
Restricted bank deposits, net	(478)
Net cash used in investing activities	(931)	(83)
Cash flows from financing activities:
Short-term bank credit, net	25	(20)
Proceeds from issuance of restricted share capital, net of issuance costs	2,449
Proceeds from exercise of options, net	45
Net cash (used in) provided by financing activities	2,519	(20)
Increase (decrease) in cash and cash equivalents	(614)	143
Cash and cash equivalents at the beginning of the year	2,673	225
Cash and cash equivalents at the end of the year	$ 2,059	$ 368